Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net Income (Loss)	$ 1,663,899	$ (15,613,210)	$ 382,491
Items not requiring (providing) cash
Depreciation and amortization	1,782,675	4,007,624	4,473,367
Provision for loan losses	1,993,688	10,587,603	5,738,098
Expense of share-based compensation plan	87,976	49,164	143,261
Amortization of premiums and discounts on securities	1,603,739	1,546,843	608,534
Amortization of intangible assets	736,582	800,537	858,423
Amortization of Originated Mortgage Servicing Rights	744,575	483,822	305,489
Deferred income taxes	658,028	(5,857,134)	(1,008,042)
Proceeds from sale of loans held for sale	199,627,788	240,632,657	219,243,608
Originations of loans held for sale	(193,475,484)	(228,029,465)	(228,922,103)
Gain from sale of loans	(3,827,735)	(4,800,812)	(3,354,654)
Loss on sale of foreclosed assets	333,288	201,934	102,713
(Gain) loss on sales of fixed assets	(9,300)	(2,031)	32,019
Net realized gains on available-for-sale securities	(1,871,387)	(450,885)	(960,320)
Software and fixed asset impairment	608,585	4,892,231	0
OREO impairment	214,200	971,517	0
Goodwill Impairment	380,748	4,680,960	0
Originated Mortgage Servicing Rights Impairment	1,118,660	(85,000)	85,000
Other intangible impairment	0	1,591,844	0
Changes in
Interest receivable	433,643	255,903	639,795
Other assets	1,186,115	2,216,436	(5,802,784)
Interest payable and other liabilities	922,073	(1,224,705)	251,756
Net cash provided by (used in) operating activities	14,912,356	16,855,833	(7,183,349)
Investing Activities
Purchases of available-for-sale securities	(52,227,133)	(76,637,203)	(67,881,565)
Proceeds from maturities of available-for-sale securities	29,182,948	37,686,088	40,839,927
Proceeds from sales of available-for-sale securities	44,331,997	9,995,135	27,081,457
Net change in loans	(19,732,959)	11,081,255	(7,721,644)
Purchase of premises, equipment and software	(679,668)	(2,146,254)	(3,406,256)
Proceeds from sales of premises, equipment and software	9,300	(63,188)	57,567
Proceeds from sale of bank owned life insurance	1,353,762	0	0
Proceeds from sale of foreclosed assets	1,668,378	1,958,804	987,208
Purchase of FHLB stock	0	0	(204,150)
Proceeds from the sale of Fed stock	63,150	0	0
Proceeds for the sale of FHLB stock	0	0	700,000
Net cash provided by (used in) investing activities	3,969,775	(18,125,363)	(9,547,456)
Financing Activities
Net increase (decrease) in demand deposits, money market, interest checking and savings accounts	(3,434,564)	26,067,145	32,730,724
Net increase (decrease) in certificates of deposit	6,521,547	(1,631,555)	(25,709,156)
Net increase (decrease) in securities sold under agreements to repurchase	(27,006,732)	(1,257,567)	3,616,842
Net increase (decrease) in federal funds purchased	0	(5,000,000)	5,000,000
Proceeds from Federal Home Loan Bank advances	23,000,000	0	7,500,000
Repayment of Federal Home Loan Bank advances	(33,031,485)	(12,459,160)	(8,880,344)
Proceeds from notes payable	0	1,700,000	2,700,000
Net change in short term line of credit	0	0	(1,000,000)
Repayment of notes payable	(502,348)	(556,305)	(553,224)
Purchase of treasury stock	0	0	(156,291)
Dividends paid	0	0	(1,752,493)
Net cash provided by (used in) financing activities	(34,453,582)	6,862,558	13,496,058
Increase (Decrease) in Cash and Cash Equivalents	(15,571,451)	5,593,028	(3,234,747)
Cash and Cash Equivalents, Beginning of Year	30,417,813	24,824,785	28,059,532
Cash and Cash Equivalents, End of Year	14,846,362	30,417,813	24,824,785
Supplemental Cash Flows Information
Interest paid	5,816,127	9,137,829	12,050,867
Income taxes paid (refunded)	(687,831)	(1,054,236)	(71,000)
Transfer of loans to foreclosed assets	2,498,677	5,149,182	1,547,599
Sale and financing of foreclosed assets	$ 0	$ 2,249,532	$ 0